Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (446,349)	$ (3,710,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,675	26,035
Amortization of intangibles	1,044	2,714
Share-based compensation	6,219	639,644
Change in fair value of derivative liabilities		106,994
Changes in operating assets and liabilities:
Inventory	(30,521)	(13,023)
Prepaid expenses	(19,000)	(40,461)
Other assets	(2,715)	(8,000)
Accounts payable and accrued expenses	52,582	207,806
Net Cash Used In Operating Activities	(433,065)	(2,789,118)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(71,187)	(143,433)
Cash paid for intangibles	(28,010)	(36,397)
Net Cash Used In Investing Activities	(99,197)	(179,830)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from promissory note	30,000
Repayment of promissory note	(30,000)
Proceeds from issuance of common stock	35,001	5,011,314
Proceeds from issuance of preferred stock	530,000
Proceeds received from convertible note	655,000
Net Cash Provided By Financing Activities	1,220,001	5,011,314
Net Increase in Cash	687,739	2,042,366
Cash - Beginning of Period		687,739
Cash - End of Period	687,739	2,730,105
Cash Paid During the Period for:
Income taxes
Interest	984
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock compensation payable	5,857	101,045
Warrants issued for stock issuance costs		206,715
Conversion of convertible notes into common stock		$ 655,000